World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	555,210,008.37	30,557
Yield Supplement Overcollateralization Amount at 03/31/15	11,036,699.42	0
Receivables Balance at 03/31/15	566,246,707.79	30,557
Principal Payments	22,316,004.80	720
Defaulted Receivables	947,724.57	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	10,455,264.11	0
Pool Balance at 04/30/15	532,527,714.31	29,793

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	61.11%

Prepayment ABS Speed	1.68%

Overcollateralization Target Amount	23,963,747.14
Actual Overcollateralization	23,963,747.14

Weighted Average APR	3.74%
Weighted Average APR, Yield Adjusted	4.76%
Weighted Average Remaining Term	51.52

Delinquent Receivables:
Past Due 31-60 days	5,660,854.65	308
Past Due 61-90 days	1,371,492.86	70
Past Due 91 + days	245,338.62	21
Total	7,277,686.13	399

Total 31+ Delinquent as % Ending Pool Balance	1.37%

Recoveries	713,839.82

Aggregate Net Losses/(Gains) - April 2015	233,884.75
Current Net Loss Ratio (Annualized)	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.55%

Flow of Funds	$ Amount

Collections	24,757,825.59
Advances	5,272.58
Investment Earnings on Cash Accounts	1,627.73
Servicing Fee	(471,872.26)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,292,853.64

Distributions of Available Funds
(1) Class A Interest	386,652.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,661,590.82
(7) Distribution to Certificateholders	2,217,895.58
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,292,853.64

Servicing Fee	471,872.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 04/15/15	530,225,557.99
Principal Paid	21,661,590.82
Note Balance @ 05/15/15	508,563,967.17

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	153,075,557.99
Principal Paid	21,661,590.82
Note Balance @ 05/15/15	131,413,967.17
Note Factor @ 05/15/15	51.1338394%

Class A-3
Note Balance @ 04/15/15	257,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	257,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-4
Note Balance @ 04/15/15	102,340,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	102,340,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	17,810,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	17,810,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	413,367.24
Total Principal Paid	21,661,590.82
Total Paid	22,074,958.06

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	54,852.07
Principal Paid	21,661,590.82
Total Paid to A-2 Holders	21,716,442.89

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4868012
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.5097342
Total Distribution Amount	25.9965354

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2134322
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.2863456
Total A-2 Distribution Amount	84.4997778

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/15	58,408.89
Balance as of 04/30/15	63,681.47
Change	5,272.58

Reserve Account
Balance as of 04/15/15	2,171,744.40
Investment Earnings	134.47
Investment Earnings Paid	(134.47)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40